FINANCIAL AND CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of currency risk [Table Text Block]
	USD Amount	MXN Amount	Total
Cash and cash equivalents	$1,122,784	$21,929	$1,144,713
Accounts payable and accrued liabilities	(76,862)	(14,133)	(90,995)
Net exposure	$1,045,922	$7,796	$1,053,718
Effect of +/- 10% change in	$104,592	$780	$105,372

Disclosure of liquidity risk [Table Text Block]
	Carrying	Contractual	Less than 1	1 – 3	4 – 5	After 5
	Amount	Cash Flows	year	years	years	years
Accounts payable and accrued liabilities	$1,082,840	$1,082,840	$1,082,840	$-	$-	$-